Revenue and Receivables - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Revenue, Remaining performance obligation, Amount	$ 73,900,000
Revenue remaining performance obligation due in year 2022	67,100,000
Revenue remaining performance obligation due in year 2023	6,100,000
Revenue remaining performance obligation due in year 2024	500,000,000
Revenue remaining performance obligation due thereafter	200,000,000
Contract with customer, Liability, Revenue recognized	17,200,000	$ 9,300,000
Accounts receivable net, Current	3,723,000	2,526,000
Loss on contracts	1,300,000	4,800,000
Impairments on contract with customer assets	$ 0	0
Maximum [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Accounts receivable, Consideration due from customers, Due term	1 year
GovernmentCustomers [Member] | UNITED STATES | Government Contract [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Accounts receivable net, Current	$ 2,100,000	$ 1,600,000
Time-and-materials Contract [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Contract with customer, Billing terms	monthly or semi-monthly basis.
Fixed-price Contract [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Contract with customer, Billing terms	monthly
Operations [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Revenue, Performance obligation, Description of payment terms	monthly